Summary of Significant Accounting Policies (FY) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Property, Plant and Equipment [Line Items]
Section 1031 exchanges outstanding	1
Reverse Section 1031 exchanges outstanding		1
Impairment of real estate	$ 0	$ 0	$ 0
Bad debt reserve	$ 3,300,000	$ 1,700,000
Stock repurchase program, number of shares authorized to be repurchased, percentage of weighted-average shares	5.00%
Land Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	15 years
Building and Building Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	30 years
Minimum | Furniture, Fixtures, and Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Maximum | Furniture, Fixtures, and Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years